EQUITY COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2019
Summary of stock option activity and average exercise prices

	2019		2018		2017
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price (a)	Options	Price (a)	Options	Price (a)
Outstanding, beginning of year	10,516,633	$ 108.28	11,380,013	$ 95.76	11,910,501	$ 84.22
Granted	879,862	184.31	1,202,314	158.23	1,491,893	136.87
Exercised	(2,270,374)	82.93	(1,942,192)	64.63	(1,951,920)	56.00
Canceled	(83,801)	143.08	(123,502)	127.02	(70,461)	116.44
Outstanding, end of year	9,042,320	$ 108.28	10,516,633	$ 108.28	11,380,013	$ 95.76
Exercisable, end of year	7,048,422	$ 109.34	7,993,297	$ 97.13	8,371,809	$ 84.40
Vested and expected to vest, end of year	8,923,240	$ 121.14

(a)	Represents weighted average price per share.

Weighted-average grant-date fair value of options granted and significant assumptions used in determining the underlying fair value of each option grant

	2019		2018		2017
Weighted-average grant-date fair value of options
granted at market prices	$ 40.30		$ 37.34		$ 30.34
Assumptions
Risk-free rate of return	1.6%		2.8%		2.2%
Expected life	6	years	6	years	6	years
Expected volatility	23.0%		22.5%		22.7%
Expected dividend yield	1.0%		1.2%		1.2%

Summary of non-vested PBRSU awards and restricted stock activity

	PBRSU	Grant Date	RSAs and	Grant Date
	Awards	Fair Value (a)	RSUs	Fair Value (a)
December 31, 2016	1,386,687	$ 107.70	254,387	$ 107.95
Granted	323,750	131.71	96,980	125.34
Vested / Earned	(312,745)	99.65	(86,622)	102.02
Canceled	(34,856)	108.16	(15,343)	109.72
December 31, 2017	1,362,836	$ 115.24	249,402	$ 116.66
Granted	284,104	152.59	109,074	138.69
Vested / Earned	(324,561)	103.15	(92,032)	113.03
Canceled	(55,026)	114.25	(19,975)	115.05
December 31, 2018	1,267,353	$ 126.75	246,469	$ 127.09
Granted	207,704	178.20	102,941	177.38
Vested / Earned	(334,351)	114.38	(64,597)	119.08
Canceled	(23,808)	135.70	(19,300)	124.77
December 31, 2019	1,116,898	$ 139.83	265,513	$ 149.46

(a)	Represents weighted average price per share.